Revenue (Tables)	3 Months Ended
Mar. 31, 2021
Text block [abstract]
Schedule of Revenue Recognized in the Statement of Profit or Loss

	Three Months ended March 31,
	2021	2020
	(EUR’000)
Revenue from external customers
Revenue from the rendering of services (recognized over time)	169	1,312
Sale of clinical supply (recognized at a point in time)	—	246
“Right-to-use” licenses (recognized at a point in time)	577	667

Total revenue (1)	746	2,225

Attributable to
VISEN Pharmaceuticals	637	2,225
Other collaboration partners	109	—

Total revenue	746	2,225

Revenue by geographical location
North America	686	667
China	60	1,558

Total revenue	746	2,225

(1)
For the three months ended March 31, 2021 and 2020, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €577 thousand and €1,202 thousand, respectively.